SHARE CAPITAL - Disclosure of number and weighted average remaining contractual life of outstanding share options (Details)	9 Months Ended
	May 31, 2020 Share shares $ / shares	Aug. 31, 2019 Share	Aug. 31, 2018 Share
Disclosure of classes of share capital [abstract]
Number of share options outstanding in share-based payment arrangement	3,182,500	1,554,000	308,550
Number of share options exercisable in share-based payment arrangement | shares
Exercise price of outstanding share options (CAD per share) | $ / shares	$ 2.20
Weighted average remaining contractual life of outstanding share options	4 years 2 months 8 days